NOTES RECEIVABLE – RELATED PARTY (Details Narrative) - USD ($)	Mar. 15, 2023	Mar. 14, 2023	Aug. 20, 2021	May 05, 2021	Dec. 31, 2022	Dec. 31, 2021
Notes receivable from related parties					$ 655,689	$ 551,726
Accrued interest					142,493	24,773
Subsequent Event [Member]
Notes maturity date	Dec. 31, 2024	Dec. 31, 2028
Maturity date description	the Company and FogDog agreed to an extension of terms on both notes, the $400,000 note had its maturity dated extended to December 31, 2024 and the $850,000 note had its maturity date extended to December 31, 2028
Fogdog Energy Solutions Inc [Member]
Notes receivable from related parties			$ 850,000	$ 400,000	1,250,000	$ 1,250,000
Interest rate, percentage			10.00%	4.00%
Notes maturity date			Aug. 20, 2027	May 05, 2022
Accrued interest					$ 142,493
Fogdog Energy Solutions Inc [Member] | Subsequent Event [Member] | December 31, 2024 [Member]
Notes receivable from related parties	$ 400,000
Fogdog Energy Solutions Inc [Member] | Subsequent Event [Member] | December 31, 2028 [Member]
Notes receivable from related parties	$ 850,000